Expense Example, No Redemption - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Consumer Discretionary Fund	Sep. 29, 2023 USD ($)
Fidelity Advisor Consumer Discretionary Fund - Class A
Expense Example, No Redemption:
1 Year	$ 675
3 Years	887
5 Years	1,116
10 Years	1,773
Fidelity Advisor Consumer Discretionary Fund - Class C
Expense Example, No Redemption:
1 Year	183
3 Years	566
5 Years	975
10 Years	1,916
Fidelity Advisor Consumer Discretionary Fund - Class M
Expense Example, No Redemption:
1 Year	479
3 Years	751
5 Years	1,043
10 Years	1,874
Fidelity Advisor Consumer Discretionary Fund - Class I
Expense Example, No Redemption:
1 Year	79
3 Years	246
5 Years	428
10 Years	954
Fidelity Advisor Consumer Discretionary Fund - Class Z
Expense Example, No Redemption:
1 Year	65
3 Years	205
5 Years	357
10 Years	$ 798